Financial Instruments - Schedule of Financial Instruments (Details) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Financial assets -
Trade account receivables, net	$ 121,082		[1]
Accounts receivable from related parties	1,133,093	1,072,455	[1]	971,063
Financial liabilities -
Accounts payable to related parties	2,156,715	1,790,026	[1]	1,371,778
Lease liability	110,252	122,997	[1]	85,399
Long term debt and borrowings	4,824,943	5,131,422		6,148,675
Total	848,192	957,576		668,015
Level 2 [Member] | Derivative financial instruments [member]
Financial assets -
Derivative financial instruments		2		2
Amortized Cost [Member]
Financial assets -
Trade account receivables, net	1,133,093
Accounts receivable from related parties	250
Total	1,133,343	1,072,559		971,124
Financial liabilities -
Accounts payable to suppliers	2,156,715
Accounts payable to related parties	1,237
Lease liability		388,721
Long term debt and borrowings	4,824,943
Total	7,327,490	7,310,169		7,909,220
Amortized Cost [Member] | Lease liability [member]
Financial liabilities -
Lease liability	344,595			291,908
Amortized Cost [Member] | Accounts payable to suppliers [Member]
Financial liabilities -
Accounts payable to suppliers		1,790,026		1,371,778
Amortized Cost [Member] | Long-term borrowings [member]
Financial liabilities -
Long term debt and borrowings		5,131,422		6,148,675
Amortized Cost [Member] | Derivative financial instruments [member]
Financial assets -
Derivative financial instruments
Amortized Cost [Member] | Accounts payable to related parties [member]
Financial liabilities -
Accounts payable to related parties				96,859
Fair value through profit or loss [Member]
Financial assets -
Trade account receivables, net
Accounts receivable from related parties
Total	108,846
Financial liabilities -
Accounts payable to suppliers
Accounts payable to related parties
Lease liability
Long term debt and borrowings
Total		47,920		15,329
Fair value through profit or loss [Member] | Lease liability [member]
Financial liabilities -
Lease liability
Fair value through profit or loss [Member] | Accounts payable to suppliers [Member]
Financial liabilities -
Accounts payable to suppliers
Fair value through profit or loss [Member] | Long-term borrowings [member]
Financial liabilities -
Long term debt and borrowings
Fair value through profit or loss [Member] | Derivative financial instruments [member]
Financial assets -
Derivative financial instruments		47,920		15,329
Derivative financial instruments [member] | Level 2 [Member]
Financial assets -
Derivative financial instruments	2
Derivative financial instruments [member] | Amortized Cost [Member]
Financial assets -
Derivative financial instruments
Derivative financial instruments [member] | Fair value through profit or loss [Member]
Financial assets -
Derivative financial instruments	$ 108,846
Trade account receivables [member] | Amortized Cost [Member]
Financial assets -
Trade account receivables, net		1,072,455		971,063
Trade account receivables [member] | Fair value through profit or loss [Member]
Financial assets -
Trade account receivables, net
Trade account receivables from related parties [Member] | Amortized Cost [Member]
Financial assets -
Accounts receivable from related parties		104		61
Trade account receivables from related parties [Member] | Fair value through profit or loss [Member]
Financial assets -
Accounts receivable from related parties

[1]	Details of the restatement are shown in note 2b.